Stock-based compensation (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Options granted, expense
Class F Shares
Options granted	77
Options granted, expense	$ 492